Fair Value Measurements Fair Value by Balance Sheet Grouping (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Held-for-sale, Fair Value Disclosure	$ 1,105,985	$ 777,280	$ 1,035,408
Loans Receivable, Allowance	73,233	73,999	91,235
Loans and Leases Receivable, Net Amount	7,708,037	6,441,516	6,005,579
Lease financing receivables
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans and Leases Receivable, Net Amount	$ 677,045	$ 584,735	$ 448,989